PROGRESSIVE

                                     CAPITAL

                                  ACCUMULATION

                                      TRUST

                  (formerly Anchor Capital Accumulation Trust)







                                  ANNUAL REPORT

                                DECEMBER 31, 1999

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST
                  (formerly Anchor Capital Accumulation Trust)


        Comparison of the Change in Value of a $10,000 Investment in the Progressive Capital Accumulation Trust and the Standard & Poor's 500 Index





                                [GRAPHIC OMITTED]







===============================================================================
                     Progressive Capital Accumulation Trust

                           Average Annual Total Return

-------------------------------------------------------------------------------


                    1 Year          5 Year          10 Year

                    26.10%          18.42%          11.81%


===============================================================================

                                       2.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST
                  (formerly Anchor Capital Accumulation Trust)

                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 1999

Assets:

Investments at quoted market value (cost $3,670,398;
 see Schedule of Investments, Notes 1, 2, & 5).................  $   6,173,282
Cash  .........................................................        505,583
Foreign time deposits (cost $434,048; maturing 01/05/00 at 3%)         434,998
Dividends and interest receivable..............................          3,773
Other assets...................................................          1,769
                                                                   ------------
     Total assets..............................................      7,119,405
                                                                   ------------

Liabilities:
Accrued expenses and other liabilities (Note 3 )...............         37,069
                                                                   ------------
     Total liabilities.........................................         37,069
                                                                   ------------

Net Assets:
Capital stock (unlimited shares authorized at $1.00 par value,
 amount paid in on 268,628 shares outstanding) (Note 1)........      3,949,361
Accumulated undistributed net investment income (Note 1).......      1,028,479
Accumulated realized loss from security transactions,
 net (Note 1)..................................................       (399,338)
Net unrealized appreciation in value of investments (Note 2)...      2,503,834
                                                                   ------------
     Net assets (equivalent to $26.36 per share, based on
      268,628 capital shares outstanding)......................  $   7,082,336
                                                                   ============







   The accompanying notes are an integral part of these financial statements.

                                       3.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST
                  (formerly Anchor Capital Accumulation Trust)

                             STATEMENT OF OPERATIONS

                                DECEMBER 31, 1999

Income:
 Dividends.....................................................   $     21,809
 Interest......................................................         50,703
                                                                    -----------
     Total income..............................................         72,512
                                                                    -----------
Expenses:
 Management fees, net (Note 3).................................         36,196
 Pricing and bookkeeping fees (Note 4).........................         18,500
 Legal fees....................................................          8,260
 Audit and accounting fees.....................................          7,700
 Transfer fees (Note 4)........................................         12,000
 Trustees' fees and expenses...................................          1,000
 Custodian fees................................................          1,800
 Other expenses................................................          4,700
                                                                    -----------
     Total expenses............................................         90,156
                                                                    -----------
Net investment loss............................................        (17,644)
                                                                    -----------
Realized and unrealized gain on investments:

  Realized gain on investments-net.............................        135,760
  Increase in net unrealized appreciation in investments.......      1,274,310
                                                                    -----------
     Net gain on investments...................................      1,410,070
                                                                    -----------
Net increase in net assets resulting from operations...........   $  1,392,426
                                                                    ===========



   The accompanying notes are an integral part of these financial statements.

                                       4.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST
                  (formerly Anchor Capital Accumulation Trust)

                       STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended      Year Ended
                                                    December 31,    December 31,
                                                         1999            1998
                                                    ---------------------------
From operations:
 Net investment loss ............................  $   (17,644)   $     (1,020)
 Realized gain on investments, net...............      135,760       5,239,438
 Increase (decrease) in net unrealized
  appreciation in investments....................    1,274,310      (3,974,056)
                                                    ------------   ------------
     Net increase in net assets resulting
      from operations............................    1,392,426       1,264,362
                                                    ------------   ------------
Distributions to shareholders:
  From net investment income ($0.29 per share
   in 1999)......................................      (75,666)         --
 From net realized gain on investments
  ($0.23 per share in 1999 and $11.61 per share
   in 1998)......................................      (61,824)     (5,249,366)
                                                    ------------   ------------
     Total distributions to shareholders.........     (137,490)     (5,249,366)
                                                    ------------   ------------

From capital share transactions:

                                Number of Shares

                              1999        1998

                            ---------- -----------
Proceeds from sale of
  shares..................   75,023      52,326      1,684,250         944,736
Shares issued to share-
 holders in distributions
 reinvested...............    5,003     277,950        130,628       5,236,575
Cost of shares redeemed...  (12,145)   (590,780)      (267,842)    (11,225,631)
                            --------   ---------    -----------    ------------
 Increase (decrease) in net
  assets resulting from
  capital share
  transactions......         67,881    (260,504)     1,547,036      (5,044,320)
                            ========== ===========  ------------   ------------

Net increase (decrease) in net assets............    2,801,972      (9,029,324)
Net assets:
  Beginning of period............................    4,280,364      13,309,688
                                                   -------------    -----------
  End of period (including undistributed
   net investment income of $1,028,479 and
      $1,028,906, respectively)..................  $ 7,082,336     $ 4,280,364
                                                    ============  ============

   The accompanying notes are an integral part of these financial statements.

                                       5.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST
                  (formerly Anchor Capital Accumulation Trust)

                       SELECTED   PER  SHARE  DATA  AND  RATIOS   (for  a  share
                outstanding throughout each period)

                                          Year Ended December 31,
                             1999       1998        1997       1996       1995
                          -----------------------------------------------------

Investment income........   $ 4.15   $ (378.95)    $ 0.59     $ 1.33    $ (1.17)
Expenses, net............     5.16     (381.86)      0.47       0.92      (0.64)
                          -----------------------------------------------------
Net investment (loss)        (1.01)      2.91        0.12       0.41      (0.53)
income...................
Net realized and
 unrealized
 gain (loss) on

 investments..............    6.57       1.16        3.30       3.06       4.32
Distributions to
shareholders:
  From net investment

   income.................   (0.29)       --        (0.07)     (0.13)     (0.19)
  From net realized gain
   on investments.........   (0.23)    (11.61 )     (0.79)     (0.09)     (0.62)
                            ---------------------------------------------------
Net increase (decrease)
 in net asset value......     5.04      (7.54)       2.56       3.25       2.98
Net asset value:
 Beginning of period.....    21.32      28.86       26.30      23.05      20.07
                          -----------------------------------------------------
 End of period...........  $ 26.36   $  21.32      $28.86     $26.30     $23.05
                          =====================================================

Total Return.............    26.10%     19.40%      13.04%     15.05%     18.91%
Ratio of expenses to
 average net assets......     1.66%      1.29%       1.15%      1.10%      1.11%
Ratio of net investment
 income to average
 net assets..............   (0.32)%    (0.01)%      0.28%      0.49%      0.92%
Portfolio turnover.......    0.28       0.49        0.04       0.21       0.40
Average commission rate
paid.....................    0.0510     0.0654      0.0800     0.0650     0.040
Number of shares out-
 standing at end of period   268,628    200,747    461,251    469,703   539,341


   The accompanying notes are an integral part of these financial statements.

                                       6.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST
                  (formerly Anchor Capital Accumulation Trust)

                             SCHEDULE OF INVESTMENT

                                DECEMBER 31, 1999

                                                                       Value
  Quantity                                                           (Note 1)
  --------                                                           --------
COMMON STOCKS - 87.16%

           Advertising Industry - 3.96%
    5,000  Interpublic Group Of Companies Incorporated..............$  280,937
                                                                    -----------

           Air Transport Industry - 1.89%
    3,300  FDX Corporation..........................................   134,063
                                                                    -----------
           Bank Industry - 3.00%
    5,300  Bank of New York Company Incorporated....................   212,662
                                                                    -----------
           Computer & Peripherals Industry - 5.40%
    2,300  Cisco Systems Incorporated...............................   244,805
    1,200  Hewlett Packard Company..................................   137,625
                                                                    -----------
                                                                       382,430

         Computer Software & Services Industry - 9.88%
    4,600  Automatic Data Processing Incorporated...................   248,974
    1,800  Computer Sciences........................................   169,650
    2,500  Oracle Corporation.......................................   280,781
                                                                    -----------
                                                                       699,405

           Diversified Company Industry - 3.39%
       89  Berkshire Hathaway Class B...............................   152,902
    2,200  Tyco International Limited...............................    87,038
                                                                    -----------
                                                                       239,940

           Drug Industry - 5.98%
    6,800  Amgen Incorporated.......................................   423,724
                                                                    -----------

           Electrical Equipment Industry -- 3.93%
    1,800  General Electric Company.................................   278,663
                                                                    -----------

           Financial Services Industry--0.10%
      520  Gartner Group Incorporated, Class B......................     6,858
                                                                    -----------

           Food Processing Industry - 2.42%
    5,248  Tootsie Roll Industries Incorporated.....................   171,872
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

                                       7.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST
                  (formerly Anchor Capital Accumulation Trust)

                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 1999

                                   (Continued)

                                                                       Value
   Quantity                                                           (Note 1)
  --------                                                           --------
           Food Wholesalers Industry -- 2.89%
    5,200  Sysco Corporation........................................   204,425
                                                                    -----------

           Foreign Telecommunications -- 2.80%
    2,000  Nortel Networks Corporation..............................   198,625
                                                                    -----------

           Gold/Silver Mining Industry -- 2.12%
    9,620  Franco Nevada Mining Corporation.........................   149,976
                                                                    -----------

           Insurance (Diversified) Industry -- 3.44%
    2,250  American International Group.............................   243,422
                                                                    -----------

           Insurance (Life) Industry -- 2.40%
    3,600  Aflac Incorporated.......................................   169,650
                                                                    -----------

           Manufacturing (Communications) Industry - 3.47%
    3,600  JDS Uniphase.............................................   245,625
                                                                    -----------

           Medical Services Industry - 1.53%
    4,000  IMS Health...............................................   108,250
                                                                    -----------

           Medical Supplies Industry - 5.00%
    4,000  Abbott Laboratories......................................   144,750
    3,000  Stryker Corporation......................................   209,438
                                                                    -----------
                                                                       354,188

                                                                    -----------
           Newspaper Industry - 3.18%
    4,600  New York Times Cl A......................................   225,113
                                                                    -----------

           Office Equipment & Supplies Industry - 1.95%
    6,550  Staples Incorporated.....................................   137,959
                                                                    -----------

           Retail Building Supply Industry -- 3.98%
    4,050  Home Depot Incorporated..................................   281,981
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

                                       8.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST
                  (formerly Anchor Capital Accumulation Trust)

                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 1999

                                   (Continued)

                                                                      Value
  Quantity                                                           (Note 1)
  --------                                                           --------
           Retail Store Industry - 1.60%
    5,000  Dollar General...........................................   113,125
                                                                    -----------

           Semiconductor Industry - 6.87%
    2,000  Intel Corporation........................................   166,500
    2,300  Linear Technologies Corporation..........................   164,738
    1,600  Texas Instruments........................................   155,500
                                                                    -----------
                                                                       486,738

           Telecommunication Equipment Industry - 3.72%
    1,800  Lucent Technologies Incorporated.........................   135,338
    2,000  Tellabs Incorporated.....................................   128,375
                                                                    -----------
                                                                       263,713

           Telecomunication Services Industry - 2.26%
    3,000  MCI Worldcom Incorporated................................   159,938
                                                                    -----------


           Total common stocks (cost $3,670,398).................... 6,173,282
                                                                    -----------

CASH, FOREIGN TIME DEPOSITS & OTHER ASSETS,
 LESS LIABILITIES - 12.84%.........................................    909,054
                                                                    -----------
           Total Net Assets........................................ $7,082,336
                                                                    ===========







   The accompanying notes are an integral part of these financial statements.

                                       9.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST
                  (formerly Anchor Capital Accumulation Trust)

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1999

1. Significant accounting policies:
   On December 14, 1998, the Board of Trustees voted to change the name of the Trust from Anchor Capital Accumulation Trust to Progressive Capital Accumulation Trust. Subsequent to their vote the name change became effective January 21, 1999.

Progressive  Capital  Accumulation  Trust, a  Massachusetts  business trust (the
   "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   A.Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day, at noon, securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale by noon, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Options are valued in the same manner. Temporary cash investments are stated at cost, which approximates market value.

     Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.

   B.Income Taxes-- The Trust has elected to comply with the requirements of the
     Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. During the current fiscal year permanent differences, primarily due to short term gains and foreign currency losses offset by net investment income, resulted in a net increase in undistributed net investment income and an increase in accumulated realized loss from security transactions. This reclassification had no effect on net assets.

   C.Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.

                                       10.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST
                  (formerly Anchor Capital Accumulation Trust)

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1999

                                   (Continued)

2. Tax basis of investments:
   At December 31, 1999, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $2,600,017. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $96,183. Net unrealized appreciation in investments at December 31, 1999 was $2,503,834.

3. Investment advisory service agreements:
   Pursuant to a shareholders meeting held on November 30, 1998, the shareholders of Progressive Capital Accumulation Trust voted to enter into an investment advisory agreement with Progressive Investment Management Corporation, replacing Anchor Investment Management Corporation as the Investment Adviser to the Trust effective November 30, 1998. The investment advisory contract with Progressive Investment Management Corporation (the "investment adviser") provides that the Trust will pay the adviser a fee for investment advice based on 3/4 of 1% per annum of average daily net assets. At December 31, 1999, investment advisory fees of $3,959 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.

4. Certain transactions:
   The Trust has entered into an agreement with Cardinal Investment Services, Inc. for transfer agent and dividend disbursing agent services. Annual fees for these services are $12,000.

   Certain officers and trustees of the Trust are directors and/or officers of the investment adviser and distributor. Meeschaert & Co., Inc., the Trust's distributor, received $3,133 in brokerage commissions during the year ended December 31, 1999. Fees earned by Progressive Investment Management Corporation for expenses related to daily pricing of the Trust shares and for bookkeeping services for the year December 31, 1999 were $18,500.

5. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the year ended December 31, 1999 were:

     Cost of securities acquired:
       U.S. Government and investments backed by such
        securities......................................   $   3,900,575
       Other investments................................       8,396,743
                                                            ---------------
                                                           $  12,297,318
                                                            ===============
     Proceeds from sales and maturities:

       U.S. Government and investments backed by such
        securities......................................   $   4,741,764
       Other investments................................       6,551,857
                                                            ---------------
                                                           $  11,293,621
                                                            ===============




                                       11.

                    PROGRESSIVE CAPITAL ACCUMULATION TRUST
                  (formerly Anchor Capital Accumulation Trust)

Independent Auditors' Report

To the Shareholders and Trustees of Progressive Capital Accumulation Trust (formerly Anchor Capital Accumulation Trust):

We have audited the accompanying statement of assets and liabilities of Progressive Capital Accumulation Trust (formerly Anchor Capital Accumulation Trust), a Massachusetts business trust, including the schedule of investments, as of December 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the five years in the period then ended. These financial statements and per share data and ratios are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Progressive Capital Accumulation Trust (formerly Anchor Capital Accumulation Trust) as of December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                   LIVINGSTON & HAYNES, P.C.


Wellesley, Massachusetts,
January 7, 2000


                                       12.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST
                  (formerly Anchor Capital Accumulation Trust)

                              OFFICERS AND TRUSTEES

ERNIE BUTLER                                          Trustee
President, I.E. Butler Securities

SPENCER H. LEMENAGER                                  Trustee
President, Equity Inc.

DAVID W.C. PUTNAM                                     Chairman
President, F.L. Putnam                                and Trustee
Investment Management Company

J. STEPHEN PUTNAM                                     Vice President and
President, Robert Thomas Securities                   Treasurer

DAVID Y. WILLIAMS                                     President, Secretary
President and Director, Meeschaert & Co., Inc.,       and Trustee
President and Director, Anchor Investment
Management Corporation






                                       13.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST
                  (formerly Anchor Capital Accumulation Trust)


                      INVESTMENT ADVISER AND ADMINISTRATOR

                 Progressive Investment Management Corporation
             579 Pleasant St., Suite 4, Paxton, Massachusetts 01612
                                 (508) 831-1171

                                 TRANSFER AGENT

                       Cardinal Investment Services Inc.
             579 Pleasant St., Suite 4, Paxton, Massachusetts 01612
                                 (508) 831-1171

                                   DISTRIBUTOR

                             Meeschaert & Co., Inc.
             579 Pleasant St., Suite 4, Paxton, Massachusetts 01612

                                    CUSTODIAN

                         Investors Bank & Trust Company
               200 Clarendon Street, Boston, Massachusetts 02116

                          INDEPENDENT PUBLIC ACCOUNTANT

                           Livingston & Haynes, P.C.
                  40 Grove St., Wellesley, Massachusetts 02482

                                  LEGAL COUNSEL

                             Thorp Reed & Armstrong
             One Riverfront Center, Pittsburgh, Pennsylvania 15222







This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.

                                       14.